CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (1,397,284)	$ (202,586)	¥ (524,766)	¥ 2,778,323
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of property, plant and equipment	918,261	133,135	879,729	552,798
Amortization of intangible assets	584,460	84,739	491,032	621,174
Net impairment losses (reversal) on financial assets	(21,059)	(3,053)	1,326,698	781,656
Impairment of goodwill, intangible assets and other long-lived assets	148,057	21,466	746,705	236,050
Equity method investment impairment	0		2,914	26,650
Provision (reversal) of credit losses for financing receivables	18,658	2,705	124,335	(26,650)
Deferred tax benefits	301,788	43,755	(170,065)	(359,429)
Share of results of equity investees	(44,588)	(6,465)	(39,520)	10,924
Dividends received from long-term investments	55,812	8,092	76,619	38,616
Fair value changes in investments	512,225	74,266	(564,804)	(369,124)
Impairment loss for equity investments accounted for using measurement alternative	591,876	85,814	183,789	9,000
Gain on short-term investments	(795,804)	(115,381)	(487,724)	(174,839)
Foreign currency exchange loss (gain)	127,362	18,466	(20,988)	(3,506)
Loss (gain) on disposal of property, plant and equipment and intangible assets	(653)	(95)	467	(3,548)
Share-based compensation expenses	2,425,249	351,628	1,538,287	2,252,589
Changes in assets and liabilities:
Accounts receivable	5,160,705	748,232	2,646,058	(5,835,383)
Amounts due from and prepayments to related parties	185,386	26,878	(106,993)	442,957
Prepayments, receivables and other assets	(382,652)	(55,479)	1,450,492	559,094
Right-of-use assets	(3,509,206)	(508,787)	(418,389)	(1,196,085)
Other non-current assets	(54,005)	(7,830)	(11,331)	108,724
Accounts payable	(866,389)	(125,615)	(566,709)	2,302,917
Amounts due to related parties	(158,393)	(22,965)	329,823	(9,404)
Employee compensation and welfare payable	(957,551)	(138,832)	(1,399,663)	2,118,789
Customer deposits payable	13,491	1,956	(2,561,919)	2,360,453
Contract liabilities	921,104	133,548	367,772	140,784
Lease liabilities	4,073,669	590,626	588,714	1,322,908
Accrued expenses and other current liabilities	652,832	94,652	80,442	767,172
Income taxes payable	(41,688)	(6,044)	(418,876)	(8,350)
Other liabilities	(909)	(131)	52,993	(83,311)
Net cash provided by operating activities	8,460,754	1,226,695	3,595,122	9,361,949
Cash flows from investing activities:
Purchases of short-term investments	(46,917,596)	(6,802,412)	(47,854,690)	(52,966,073)
Maturities of short-term investments	52,337,167	7,588,176	37,978,991	39,767,644
Cash paid for business combinations, net of cash acquired	(3,147,760)	(456,382)	(21,842)	(10,800)
Proceeds from disposal of a subsidiary, property, plant and equipment and long-lived assets	19,126	2,773	18,521	24,667
Purchases of property, plant and equipment and intangible assets	(793,032)	(114,979)	(1,429,977)	(887,002)
Financing receivables originated	(11,529,591)	(1,671,634)	(32,966,185)	(37,176,862)
Collections of financing receivables principal	11,556,201	1,675,492	36,279,018	35,384,443
Purchases of long-term held-to-maturity debt investments			(136,322)
Purchases of available-for-sale debt investments	(1,242,573)	(180,156)	(8,544,633)
Purchases of long-term other investments	(12,161,577)	(1,763,263)	(9,458,545)	(996,123)
Sales and maturities of available-for-sale debt investments	2,928,668	424,617	715,957
Proceeds from disposal of other long-term investments	509,221	73,830	542,043	790
Loans to related parties	(50,124)	(7,267)	(28,100)	(29,953)
Repayments of loans from related parties	19,515	2,829	21,690	1,911,651
Net cash used in investing activities	(8,472,355)	(1,228,376)	(24,884,074)	(14,977,618)
Cash flows from financing activities:
Ordinary shares issuance upon IPO, net of issuance costs				16,345,822
Ordinary shares issuance upon follow-on public offering, net of issuance costs				15,284,283
Cash paid for noncontrolling interests in subsidiaries			(870)	(51,474)
Cash paid for mandatorily redeemable non-controlling interests				(193,983)
Repurchase of ordinary shares	(1,319,796)	(191,352)
Proceeds from issuance of ordinary shares upon exercise of share option	3		7
Proceeds from short-term borrowings	759,000	110,045	260,000	250,000
Repayments of short-term borrowings	(400,000)	(57,995)		(970,000)
Proceeds from long-term borrowings				42,040
Repayments of long-term borrowings				(4,528,725)
Proceeds from funding debts	133,400	19,341	507,543	3,260,988
Repayments of funding debts	(327,600)	(47,498)	(1,840,853)	(4,032,701)
Net cash provided by (used in) financing activities	(1,154,993)	(167,459)	(1,074,173)	25,406,250
Effect of exchange rate change on cash, cash equivalents and restricted cash	28,644	4,153	(442,141)	(2,183,682)
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,137,950)	(164,987)	(22,805,266)	17,606,899
Cash and cash equivalents at the beginning of the year	20,446,104	2,964,406	40,969,979	24,319,332
Restricted cash at the beginning of the year	6,286,105	911,400	8,567,496	7,380,341
Non-current restricted cash at the beginning of the year				230,903
Total	26,732,209	3,875,806	49,537,475	31,930,576
Cash and cash equivalents at the end of the year	19,413,202	2,814,650	20,446,104	40,969,979
Restricted cash at the end of the year	6,181,057	896,169	6,286,105	8,567,496
Total	25,594,259	3,710,819	26,732,209	49,537,475
Supplemental disclosures:
Cash paid for income taxes	(1,446,640)	(209,743)	(2,295,576)	(2,076,115)
Cash paid for interest	(13,625)	(1,975)	(4,671)	(194,752)
Non-cash investing and financing activities
Accretion of convertible redeemable preferred shares to redemption value				1,755,228
Changes in accounts payable related to property, plant and equipment addition	¥ 93,726	$ 13,589	¥ 20,142	(139,100)
Issuance of ordinary shares for purchase of non-controlling interests				¥ 605,395